INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2016
Inventory Disclosure [Abstract]
Schedule of Inventory
	US dollars
	December 31,
(in thousands)	2016	2015
Finished products	7,793	8,833
Raw materials	6,558	3,948
	14,351	12,781